Accrued liabilities and provisions - Additional information (Details) $ / shares in Units, $ in Millions										6 Months Ended	12 Months Ended
	Aug. 27, 2021	Jul. 30, 2021	Apr. 26, 2021 COP ($) item	Jun. 28, 2019 USD ($)	Jun. 05, 2018 item	Jun. 30, 2017	Apr. 28, 2017 USD ($)	May 25, 2016 USD ($)	Mar. 08, 2016 USD ($)	Jun. 30, 2021 COP ($) BarrelOfButane $ / shares	Dec. 31, 2020 USD ($) item	Dec. 31, 2019	Jun. 30, 2020 COP ($)	Jun. 28, 2019 COP ($)	Jun. 28, 2019 USD ($)	Mar. 16, 2018 COP ($)	Mar. 16, 2018 USD ($)	Apr. 28, 2017 COP ($)	Apr. 28, 2017 USD ($)
Disclosure of accrued liabilities and provisions [Line Items]
Forced investments						1.00%				1.00%		1.00%
Mandatory investments, natural resources												1.00%
Legal proceedings in process, claims made, value								$ 213
Number of findings of an administrative nature established | item											3
Number of contractor companies that provided their services during the execution of the project | item			4		5
Number of insurance companies as civilly responsible third party | item			4		4
Number of reinsurers as civilly responsible third party | item					2
Expansion and modernization project			$ 2,900
Term of subject to adjustments	5 years	3 years
Frontera Energy [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Amount owed by counterparty													$ 334,583,000,000
Income that cannot be recognized										$ 110,254,000,000
Refinera de Cartagena SA [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, claims made, value									$ 2,000
Contingent asset claim																$ 432,303,000,000	$ 129
Contingent asset claim invoices provisionally paid				$ 137			$ 139				$ 122
Legal proceedings in process, claims made, value updated including interest														$ 503,241,000,000	$ 137
Contingent asset non detailed counterclaim																		$ 387,558,000,000	$ 116
Contingent Asset Compliance Letter Of Credit																			$ 70
Cenit Transporte y Logistica S.A.S. [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Contingent provision accounts receivable and payable										99,734,000,000
Cenit Transporte y Logistica S.A.S. [Member] | Frontera Energy [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Amount owed by counterparty										$ 9,663,000,000
Bicentenario, Cenit And Frontera Settlement Agreement [Member]
Disclosure of accrued liabilities and provisions [Line Items]
New transportation contracts										43.03%
New ship or pay commitment | BarrelOfButane										3,900
Current fee | $ / shares										$ 11.5
Term of subject to adjustments										5 years
Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Number of ex-members of the Board of Directors to whom responsibility is imputed | item			7		9
Number of ex-workers of the Board of Directors to whom responsibility is imputed | item			5		5
Ecopetrol S.A.
Disclosure of accrued liabilities and provisions [Line Items]
Number of ex-workers of the Board of Directors to whom responsibility is imputed | item					1